Shareholder Report, Average Annual Return (Details)	12 Months Ended	16 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
C000249324
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF (Based on Net Asset Value)
Without Sales Load [Member] | C000249324
Average Annual Return [Line Items]
Average Annual Return, Percent	5.52%	5.18%
T. Rowe Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regulatory Benchmark
Average Annual Return, Percent	4.17%	3.94%
T. Rowe Index: Bloomberg Municipal 1-15 Year Blend (1-17) Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Strategy Benchmark
Average Annual Return, Percent	4.83%	4.50%